Pension Plan Asset Allocations by Asset Category (Detail) (Pension Plan)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
United States Pension Plan of US Entity | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation	50.70%	50.90%
United States Pension Plan of US Entity | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation	38.10%	40.10%
United States Pension Plan of US Entity | Other Debt Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation	11.20%	9.00%
Foreign Pension Plan | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation	46.80%	42.20%
Foreign Pension Plan | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation	47.70%	51.30%
Foreign Pension Plan | Other Debt Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation	5.50%	6.50%